Leases payable and related obligations (Details) - Schedule of future minimum lease payments R$ in Thousands	Jun. 30, 2022 BRL (R$)
Schedule Of Future Minimum Lease Payments Abstract
1 year	R$ 18,581
2 years	41,496
3 years	38,439
4 years	37,371
5 years	26,419
Above 5 years	86,845
Total	R$ 249,151